CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details)	12 Months Ended
Dec. 31, 2025 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Capped call fair value difference at initial recognition	$ (111,357,000)
Capped Call Derivative Options
Disclosure of detailed information about financial instruments [line items]
Capped call fair value difference at initial recognition	$ 19,143,000